UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22497

Strategy Shares

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

US Market Rotation Strategy ETF	July 31, 2017 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	19.6%
Consumer Staples	4.6%
Energy	3.9%
Financials	8.7%
Health Care	12.2%
Industrials	2.5%
Information Technology	19.2%
Exchange-Traded Funds	29.3%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2017, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 63.5%
Consumer Discretionary — 17.7%
678	Amazon.com, Inc. †	$ 669,715
57,219	Denny’s Corp. †	650,008
14,414	Lennar Corp., Class A	755,870
12,022	NIKE, Inc., Class B	709,899
10,456	TJX Cos., Inc.	735,161
4,877	Vail Resorts, Inc.	1,027,876
		4,548,529
Consumer Staples — 4.1%
5,510	Constellation Brands, Inc., Class A	1,065,359
Energy — 3.5%
21,874	Williams Partners, LP	906,240
Financials — 7.8%
10,941	J.P. Morgan Chase & Co.	1,004,384
18,714	Wells Fargo & Co.	1,009,432
		2,013,816
Health Care — 11.0%
3,686	Allergan PLC	930,088
8,599	Centene Corp. †	682,933
8,079	HCA Holdings, Inc. †	649,067
5,223	Universal Health Services	578,865
		2,840,953
Industrials — 2.2%
6,724	Alaska Air Group, Inc.	573,087
Information Technology — 17.2%
8,813	Activision Blizzard, Inc.	547,927
5,370	Adobe Systems, Inc. †	786,651
2,769	Broadcom, Ltd.	683,002
4,921	Electronic Arts, Inc. †	574,478
14,872	Micron Technology, Inc. †	418,201
12,253	Microsoft Corp.	890,792
9,338	PayPal Holdings, Inc. †	546,740
		4,447,791
Total Common Stocks (Cost $16,641,255)		16,395,775
Exchange-Traded Funds — 26.4%
10	Guggenheim Enhanced Short Duration ETF	503
10	iShares 1-3 Year Credit Bond ETF	1,055
198	iShares 1-3 Year Treasury Bond ETF	16,747
10	iShares 7-10 Year Treasury Bond ETF	1,069
10	iShares Floating Rate Bond ETF	509
10	iShares Short Maturity Bond ETF	503
61,223	iShares Short Treasury Bond ETF	6,757,796
198	PIMCO Enhanced Short Maturity Active ETF	20,148

Shares		Fair Value
Exchange-Traded Funds — (Continued)
10	Schwab Short-Term U.S. Treasury ETF	$ 505
10	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	307
172	Vanguard Short-Term Bond ETF	13,763
172	Vanguard Short-Term Corporate Bond ETF	13,801
10	Vanguard Short-Term Government Bond ETF	608
10	Vanguard Short-Term Inflation-Protected Securities Index Fund ETF	494
Total Exchange-Traded Funds (Cost $6,821,134)		$ 6,827,808
Total Investments — 89.9%
(Cost $23,462,389)		$ 23,223,583
Other Assets less Liabilities — 10.1%		2,603,443

Net Assets — 100.0%		$ 25,827,026

†	Non-income producing security
ETF — Exchange-Traded Fund
LP — Limited Partnership

(See notes to portfolio of investments)

EcoLogical Strategy ETF	July 31, 2017 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	15.1%
Consumer Staples	14.8%
Financials	22.1%
Health Care	10.2%
Industrials	12.8%
Information Technology	13.0%
Materials	2.5%
Real Estate	4.3%
Telecommunication Services	5.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2017, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 98.9%
Consumer Discretionary — 14.9%
5,236	Best Buy Co., Inc.	$305,468
2,285	Hasbro, Inc.	241,936
1,508	McDonald’s Corp.	233,951
2,572	NIKE, Inc., Class B	151,877
2,094	Target Corp.	118,667
1,590	Walt Disney Co.	174,789
		1,226,688
Consumer Staples — 14.7%
2,708	Colgate-Palmolive Co.	195,518
3,507	ConAgra Foods, Inc.	120,080
1,520	CVS Caremark Corp.	121,494
2,548	General Mills, Inc.	141,822
1,817	Hershey Co.	191,348
1,793	Procter & Gamble Co.	162,840
4,674	Unilever NV NYS	271,886
		1,204,988
Financials — 21.8%
2,529	AFLAC, Inc.	201,688
3,770	Bank of New York Mellon Corp.	199,923
3,851	Hartford Financial Services Group, Inc.	211,804
2,579	Marsh & McLennan Cos., Inc.	201,085
3,325	MetLife, Inc.	182,875
2,708	Royal Bank of Canada	201,908
4,538	Sun Life Financial, Inc.	173,942
3,778	Toronto-Dominion Bank	194,718
4,490	Unum Group	225,083
		1,793,026
Health Care — 10.1%
3,405	Baxter International, Inc.	205,934
593	Biogen Idec, Inc. †	171,727
259	Bioverativ, Inc. †	16,050
1,554	Johnson & Johnson	206,247
1,201	UnitedHealth Group, Inc.	230,364
		830,322
Industrials — 12.7%
1,049	3M Co.	211,027
2,388	Ingersoll-Rand PLC	209,858
3,656	Siemens AG ADR	247,950
1,554	United Parcel Service, Inc., Class B	171,391
2,688	Waste Management, Inc.	202,003
		1,042,229

Shares		Fair Value
Common Stocks — (Continued)
Information Technology — 12.8%
1,282	Accenture PLC, Class A	$165,147
5,261	CA, Inc.	163,301
3,045	NVIDIA Corp.	494,843
2,820	Texas Instruments, Inc.	229,492
		1,052,783
Materials — 2.5%
1,554	Ecolab, Inc.	204,615
Real Estate — 4.3%
6,868	Kimco Realty Corp.	138,596
3,531	Prologis, Inc.	214,720
		353,316
Telecommunication Services — 5.1%
7,977	BT Group PLC ADR	166,640
24,434	Telecom Italia SpA ADR †	254,114
		420,754
Total Common Stocks (Cost $6,445,505)		$8,128,721
Total Investments — 98.9%
(Cost $6,445,505)		$8,128,721
Other Assets less Liabilities — 1.1%		93,732

Net Assets — 100.0%		$8,222,453

†	Non-income producing security

ADR — American Depositary Receipt

NYS — New York Shares

(See notes to portfolio of investments)

Active Alts Contrarian ETF	July 31, 2017 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	29.3%
Energy	9.7%
Financials	3.6%
Industrials	7.3%
Information Technology	26.2%
Telecommunication Services	5.7%
Collateral for Securities Loaned	18.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2017, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 58.2%
Consumer Discretionary — 20.9%
1,000	Blue Apron Holdings, Inc., Class A †	$6,610
6,000	Central European Media Enterprises, Ltd. †	26,100
750	Chegg, Inc. †	10,388
800	El Pollo Loco Holdings, Inc. †	10,400
300	Garmin, Ltd.	15,057
2,000	GNC Holdings, Inc., Class A ^	19,020
200	Red Robin Gourmet Burgers, Inc. †	11,960
5,000	Sirius XM Holdings, Inc. ^	29,300
		128,835
Energy — 6.9%
500	California Resources Corp. ^,†	4,060
3,000	Chesapeake Energy Corp. †	14,880
2,700	Sanchez Energy Corp. ^,†	15,227
1,000	Transocean, Ltd. †	8,650
		42,817
Financials — 2.6%
1,000	Cowen, Inc. †	16,000
Industrials — 5.2%
750	Axon Enterprise, Inc. †	18,443
150	Lindsay Corp.	13,751
		32,194
Information Technology — 18.6%
1,200	Blackberry, Ltd. †	11,256
1,300	Cypress Semiconductor Corp.	18,460
1,000	Gogo, Inc. ^,†	12,180
200	Jack Henry & Associates, Inc.	21,464
3,000	Nokia Corp. OYJ ADR	19,170
1,400	Oclaro, Inc. †	13,692
800	TrueCar, Inc. †	15,143
250	Twitter, Inc. †	4,023
		115,388
Telecommunication Services — 4.0%
2,500	Iridium Communications, Inc. †	24,875
Total Common Stocks (Cost $367,868)		$360,109
Collateral for Securities Loaned — 12.9%
80,096	Strategy Shares Securities Lending Collateral Account	80,096
Total Collateral for Securities Loaned (Cost $80,096)		$80,096
Total Investments — 71.1%
(Cost $447,964)		$440,205
Other Assets less Liabilities — 28.9%		179,153

Net Assets — 100.0%		$619,358

†	Non-income producing security
^	All or a portion of this security is on loan.

ADR — American Depositary Receipt

(See notes to portfolio of investments)

Strategy Shares

Notes to Portfolio of Investments

July 31, 2017 (Unaudited)

1.	Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus, is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in three separate series: US Market Rotation Strategy ETF, EcoLogical Strategy ETF, and the Active Alts Contrarian ETF (individually referred to as a “Fund”, or collectively as the “Funds”). Each Fund is an actively-managed exchange-traded fund. The investment objective of both the US Market Rotation Strategy ETF and Ecological Strategy ETF is capital appreciation. The investment objective of the Active Alts Contrarian ETF is current income and capital appreciation. The Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its portfolio of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies, including FASB Accounting Standard Update ASU 2013-08. The preparation of portfolios of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Strategy Shares

Notes to Portfolio of Investments, continued

July 31, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of July 31, 2017, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

	Level 1	Total Investments
US Market Rotation Strategy ETF
Common Stocks(1)	$ 16,395,775	$ 16,395,775
Exchange Traded Funds	6,827,808	6,827,808
Total Investments	$ 23,223,583	$ 23,223,583
EcoLogical Strategy ETF
Common Stocks(1)	$ 8,128,721	$ 8,128,721
Total Investments	$ 8,128,721	$ 8,128,721
Active Alts Contrarian ETF
Common Stocks(1)	$ 360,109	$ 360,109
Collateral for Securities Loaned	80,096	80,096
Total Investments	$ 440,205	$ 440,205

(1)	Please see Portfolio of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended July 31, 2017. As of July 31, 2017, no securities were categorized as Level 2 or Level 3.

B.	Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date.

Strategy Shares

Notes to Portfolio of Investments, continued

July 31, 2017 (Unaudited)

3.	Federal Income Taxes

As of July 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
US Market Rotation Strategy ETF	$ 23,592,883	$ 62,796	$ (432,096)	$ (369,300)
EcoLogical Strategy ETF	6,444,759	1,770,430	(86,468)	1,683,962
Active Alts Contrarian ETF	454,194	8,147	(22,136)	(13,989)

The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to basis adjustments for investments that paid return of capital and/or wash sales.

4.	Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title)       /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date 9/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date 9/27/17

By (Signature and Title)     /s/ James Szilagyi

James Szilagyi, Treasurer

Date 9/27/17